Debt and Capital Lease Obligations (Capital Lease Obligations) (Schedule) (Details) $ in Millions	Dec. 31, 2014 USD ($)
Debt Instrument [Line Items]
2015	$ 300.4
2016	243.5
2017	194.8
2018	161.1
2019	145.6
Thereafter	1,462.3
Total principal and interest payments	2,507.7
Amounts representing interest	(960.1)
Present value of net minimum lease payments	1,547.6
Current portion	198.5
Noncurrent portion	1,349.1
UnityMedia KabelBW [Member]
Debt Instrument [Line Items]
2015	88.7
2016	88.7
2017	88.7
2018	88.7
2019	88.7
Thereafter	965.9
Total principal and interest payments	1,409.4
Amounts representing interest	(599.3)
Present value of net minimum lease payments	810.1
Current portion	27.1
Noncurrent portion	783.0
Telenet [Member]
Debt Instrument [Line Items]
2015	66.7
2016	65.2
2017	63.4
2018	60.0
2019	49.6
Thereafter	252.5
Total principal and interest payments	557.4
Amounts representing interest	(144.0)
Present value of net minimum lease payments	413.4
Current portion	41.3
Noncurrent portion	372.1
Virgin Media [Member]
Debt Instrument [Line Items]
2015	122.7
2016	69.5
2017	29.6
2018	6.6
2019	4.4
Thereafter	222.1
Total principal and interest payments	454.9
Amounts representing interest	(199.6)
Present value of net minimum lease payments	255.3
Current portion	111.6
Noncurrent portion	143.7
Other Subsidiaries [Member]
Debt Instrument [Line Items]
2015	22.3
2016	20.1
2017	13.1
2018	5.8
2019	2.9
Thereafter	21.8
Total principal and interest payments	86.0
Amounts representing interest	(17.2)
Present value of net minimum lease payments	68.8
Current portion	18.5
Noncurrent portion	$ 50.3